SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation
The accompanying unaudited condensed consolidated interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Accordingly, certain information and note disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted. However, we believe that the disclosures included in these financial statements are adequate to make the information presented not misleading. The unaudited condensed consolidated interim financial statements included in this document have been prepared on the same basis as the annual consolidated financial statements, and in our opinion reflect all adjustments, which include normal recurring adjustments necessary for a fair presentation in accordance with GAAP for interim financial statements. The results for the six months ended June 30, 2013 are not necessarily indicative of the results that we will have for any subsequent period. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the notes to those statements for the year ended December 31, 2012 included in our Annual Report on Form 10-K.

Consolidation, Policy [Policy Text Block]

Basis of Consolidation
The consolidated financial statements include the accounts of Dehaier, and its majority-owned and wholly-owned subsidiaries (collectively, the “Company”). All significant inter-company transactions and balances are eliminated in consolidation.

A group of shareholders, including the Chief Executive Officer, originally held more than 50% of the voting ownership interest of Dehaier, BDL and BTL. BTL owns a building which is pledged as collateral for BDL’s bank loans. In exchange, BDL loans money to BTL to finance its operations. BTL’s primary operation is to provide repairs and transportation services to BDL’s customers. Because of these arrangements, BDL is the primary beneficiary of BTL, as the entity that is most closely associated with BTL. BTL is considered a variable interest entity(“VIE”). Management makes ongoing reassessments of whether BDL is the primary beneficiary of BTL.

The carrying amount and classification of BTL’s assets and liabilities included in the Consolidated Balance Sheets are as follows:

	June 30,	December 31,
	2013	2012
	US$	US$
Total current assets	270,205	240,420
Total assets	1,459,410	1,457,986
Total current liabilities	3,376	18,080
Total liabilities	3,376	18,080

The accounts of BTL are consolidated in the accompanying financial statements pursuant to Accounting Standards Codification (“ASC”) 810-10, “Consolidation”. As a VIE, BTL’s revenues are included in the Company’s service income, and its income from operations is consolidated with the Company’s. Because of the arrangements, the Company had a pecuniary interest in BTL that requires consolidation of the Company’s and BTL’s financial statements.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates
The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Estimates are adjusted to reflect actual experience when necessary. Significant accounting estimates reflected in the Company’s consolidated financial statements include revenue recognition, allowance for doubtful accounts, warranty obligation, warrants liability, stock-based compensation and useful lives of intangible assets, and property and equipment. Actual results could differ from those estimates.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments
The carrying amounts reported in the consolidated financial statements for current assets and current liabilities approximate fair value due to the short-term nature of these financial instruments.

The Company follows the provisions of ASC topic 815, “Derivatives and Hedging”. ASC topic 815 provides a framework for determining whether an instrument is indexed to an entity's own stock. Warrants are indexed to the Company's stock, which is traded in US dollars. Since the Company's functional currency is the RMB, such warrants are considered liabilities. The fair value of the warrants liability is measured each reporting period with the resulting change in fair value recorded in the consolidated statements of income and comprehensive income (see Note 12).

The accounting standards regarding fair value of financial instruments and related fair value measurements define fair value, and establish a three-level valuation hierarchy for disclosures of fair value.

The three levels are defined as follows:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The fair value of the warrants was determined using the Black Scholes Model, with level 2 inputs.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition
The Company recognizes revenues when all the followings conditions have been satisfied:
*Persuasive evidence of an arrangement exists;
*Delivery and/or installation has occurred (e.g., risks and rewards of ownership have passed);
*The sales price is fixed or determinable; and,
*Collectibility is reasonably assured.

All revenues are based on firm customer orders with fixed terms and conditions. Because the products are assembled to the customers’ specification, there is no right of return. The Company does not provide its customers with price protection or cash rebates. For products that include software, the software is an off-the-shelf package and an integral part of the products being delivered. The Company does not provide any significant post-sale customer support services and does not provide customers with upgrades. The software is incidental to the product as a whole. For products that do not require installation, revenues are recognized when the products are delivered. For products that require installation, revenues are recognized when the installation is completed.

For all service income, the Company recognizes the revenue upon the completion of the repairs when the equipment has been returned to and accepted by the customers.

In the PRC, value added tax (VAT) of 17% of the invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The VAT collected is not revenue of the Company; instead, the amount is recorded as a liability on the balance sheet until such VAT is paid to the authorities.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation

The accounts of Dehaier, BDL, BTL and Breathcare are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The accompanying consolidated financial statements are presented in US dollars. Foreign currency transactions are translated into US dollars using fixed exchange rates in effect at the time of the transaction. Generally, foreign exchange gains and losses resulting from the settlement of such transactions are recognized in the consolidated statements of income and comprehensive income. The foreign currency accounts of BDL and BTL are translated in accordance with ASC 830-10, “Foreign Currency Matters”. Assets and liabilities are translated at current exchange rates quoted by the People’s Bank of China at the balance sheet dates and revenues and expenses are translated at average exchange rates in effect during the periods. Resulting translation adjustments are recorded as other comprehensive income (loss) and accumulated as a separate component of equity

Earnings Per Share, Policy [Policy Text Block]
Earnings per Share

The Company follows the provisions of ASC 260-10, “Earnings per Share”. Basic earnings per share is computed by dividing net income attributable to holders of common shares by the weighted average number of common shares outstanding during the years. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. Common stock equivalents having an anti-dilutive effect on earnings per share are excluded from the calculation of diluted earnings per share.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC 740-10, “Accounting for Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year; and, (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if, based on the weight of available positive and negative evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company recorded a deferred tax asset for the temporary differences arising from allowance for doubtful accounts and certain accrued expenses. The Company believes it can utilize the deferred tax asset to offset future taxable income. Therefore, no valuation allowance has been provided as of June 30, 2013 and December 31, 2012.

The Company recognizes tax benefits that satisfy a greater than 50% probability threshold and provides for the estimated impact of interest and penalties for such tax.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Standards

In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of Unrecognized Tax Benefit When a Net Operating Loss Carryforward, A Similar Tax Loss, or a Tax Credit Carryforward Exists (A Consensus the FASB Emerging Issues Task Force). ASU 2013-11 provides guidance on financial statement presentation of unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The FASB’s objective in issuing this ASU is to eliminate diversity in practice resulting from a lack of guidance on this topic in current U.S. GAAP. This ASU applies to all entities with unrecognized tax benefits that also have tax loss or tax credit carryforwards in the same tax jurisdiction as of the reporting date. This amendment is effective for public entities for fiscal years beginning after December 15, 2013 and interim periods within those years. The company does not expect the adoption of this standard to have a material impact on the Company’s unaudited condensed consolidated financial position and results of operations.